Subsequent Event	9 Months Ended
Sep. 30, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Event

31. SUBSEQUENT EVENT

Husky Merger

On October 25, 2020, Cenovus and Husky Energy Inc. (TSX: HSE) announced that they have entered into a definitive agreement to combine the companies in an all-stock transaction to create a new integrated Canadian oil and natural gas company. Upon completion of the transaction, which will require shareholder and regulatory approval, the combined entity will operate as Cenovus.